Supplement to the
Fidelity® Advisor Global Capital Appreciation Fund
Class A, Class T, Class B, and Class C
December 29, 2007
Prospectus

The following information replaces the similar information found under the heading "Fund Management" on page 28.

The performance period began on July 1, 2007 and will eventually include 36 months. The performance adjustment will not take effect until June 1, 2008.

AGLO-08-01 January 15, 2008
1.737647.130

Supplement to the
Fidelity® Advisor
Global Capital
Appreciation Fund
Institutional Class
December 29, 2007
Prospectus

The following information replaces the similar information found under the heading "Fund Management " on page 26.

The performance period began on July 1, 2007 and will eventually include 36 months. The performance adjustment will not take effect until June 1, 2008.

AGLOI-08-01 January 15, 2008
1.743464.123